Breakdown of expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Depreciation, Amortization and Impairments

(in €‘000)	2021	2020	2019

Included in selling and distribution expenses:
Depreciation of right-of-use assets	92	153	240
Included in general and administrative expenses:
Depreciation of property, plant and equipment	5,623	4,309	4,406
Impairments of property, plant and equipment	354	466	272
Reversal of impairments of property, plant and equipment	(381)	—	—
Depreciation of right-of-use assets	3,316	1,652	1,072
Amortization of intangible assets	2,720	3,737	2,338
Total	11,724	10,317	8,328

Summary of Employee Benefits

(in €‘000)	2021	2020	2019
Included in selling and distribution expenses:
Wages and salaries	1,527	1,961	3,625
Social security costs	178	266	515
Pension costs	144	239	396
Termination benefits	11	360	—
Other employee costs	34	78	263
Contingent workers	4	3	139
Subtotal	1,898	2,907	4,938
Included in general and administrative expenses:
Wages and salaries	9,951	12,190	12,855
Social security costs	1,262	1,666	1,826
Pension costs	1,025	1,479	1,403
Termination benefits	42	2,674	—
Share-based payment expenses	89,636	2,450	—
Other employee costs	219	410	833
Contingent workers	3,358	3,012	9,564
Capitalized hours	(467)	(332)	(4,504)
Subtotal	105,025	23,549	21,977
Total	106,923	26,456	26,915

Summary of Financial Position and the Movements in the Jubilee Provision
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2021	2020
Jubilee provision – Opening	78	363
Current service cost	11	122
Past service cost	(19)	(380)
Interest cost	—	3
Remeasurements	3	(30)
Total amount recognized in the consolidated statement of profit or loss	(5)	(285)
Employer contributions	—	70
Benefit payments	—	(70)
Jubilee provision – Closing	73	78